PREFERRED STOCK (Details Narrative) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Authorized Preferred Stock	40,000,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Authorized Preferred Stock	10,000	10,000
Issued and outstanding	9,974.185	9,974.185	9,974.19
Shares Issued		9,974.19	9,974.19
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Authorized Preferred Stock	3,600,000	3,600,000
Issued and outstanding	3,006,000	3,006,000	3,006,000
Shares Issued		3,006,000	3,006,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Authorized Preferred Stock		40,000
Par Value		$ 0.01
Redeemable value		$ 1,701,672